Leases - Schedule of Maturities of Lease Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Leases
Remaining 2021	$ 1,557
2021	2,157	$ 1,596
2022	1,735	1,546
2023	1,023	1,093
2024	851	349
2026 and beyond	390
2025 and beyond		415
Total lease payments	7,713	4,999
Less: imputed interest	(1,059)	(558)
Total	6,654	4,441
Finance Leases
Remaining 2021	259
2021	28	408
2022	12	28
2023		12
2024	0	0
2026 and beyond	0
2025 and beyond		0
Total lease payments	299	448
Less: imputed interest	(12)	(18)
Total	$ 287	$ 430	$ 1,107